Goodwill - Narrative (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2018 GBP (£) CGU	Jun. 30, 2017 GBP (£)	Sep. 02, 2016
Disclosure of detailed information about business combination [line items]
Number of CGUs | CGU	1
Terminal growth rate	1.50%	1.50%
Velocity Partners
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
ISDC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%	100.00%
Goodwill
Disclosure of detailed information about business combination [line items]
Acquired through business combinations	£ 24,212	£ 4,200
Goodwill | Velocity Partners
Disclosure of detailed information about business combination [line items]
Acquired through business combinations	£ 24,212
Goodwill | ISDC
Disclosure of detailed information about business combination [line items]
Acquired through business combinations		£ 4,200